Total Capital and Net Income Per Unit	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Total Capital and Net Income Per Unit
16.	Total Capital and Net Income Per Unit

The following table summarizes the issuances of common units over the three years ending December 31, 2015:

Date	Units Issued	Offering Price	Gross Proceeds (i) $	Net Proceeds $	Teekay Corporation’s Ownership After the Offering(ii)	Use of Proceeds
Continuous offering program during 2013	124,071	(iii)	5,383	4,926	(iii)	General partnership purposes
July 2013	931,098	$42.96	40,816	40,776	36.92%	Funding of LNG carrier newbuilding
October 2013	3,450,000	$42.62	150,040	144,818	35.30%	Prepayment of revolving credit facilities, funding of an LNG carrier acquisition and for general partnership purposes
July 2014	3,090,000	$44.65	140,784	140,484	33.96%	Prepayment of revolving credit facilities, funding of the Yamal LNG Project and portion of the MEGI newbuildings
Continuous offering program during 2014	1,050,463	(iii)	42,556	41,655	(iii)	General partnership purposes including funding newbuilding installments
Continuous offering program during 2015 (iv)	1,173,428	(iii)	36,274	35,374	(iii)	General partnership purposes, including funding newbuilding installments

(i)	Including the General Partner’s 2% proportionate capital contribution.
(ii)	Including Teekay Corporation’s indirect 2% general partner interest.
(iii)	Commencing in May 2013, the Partnership implemented a continuous offering program (or COP) under which the Partnership may issue new common units, representing limited partner interests, at market prices up to a maximum aggregate amount of $100 million.
(iv)	Includes 160,000 common units for net proceeds of $6.8 million (including General Partner’s 2% proportionate capital contribution) from the COP executed in 2014 that were received in January 2015.

Limited Partners' Rights

Significant rights of the Partnership’s limited partners include the following:

•

Right to receive distribution of Available Cash (as defined in the partnership agreement and which takes into account cash reserves for, among other things, future capital expenditures and for future credit needs of the Partnership) within approximately 45 days after the end of each quarter.

•	No limited partner shall have any management power over the Partnership’s business and affairs; the General Partner conducts, directs and manages the Partnership’s activities.

•	The General Partner may be removed if such removal is approved by unitholders holding at least 66-2/3% of the outstanding units voting as a single class, including units held by our General Partner and its affiliates.

Incentive Distribution Rights

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.6500	75%	25%
Above $0.6500	50%	50%

During 2015, cash distributions with respect to the first three quarters of 2015 exceeded $0.4625 per common unit, and were below $0.4625 per common unit with respect to the distribution for the fourth quarter of 2015. Consequently, the assumed distribution of net income resulted in the use of the increasing percentages to calculate the General Partner’s interest in net income for the purposes of the net income per common unit calculation up to September 30, 2015 and increasing percentages were not used to calculate the General Partner’s interest in net income for the purposes of the net income per common unit calculation from October 1, 2015 to December 31, 2015.

In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and the General Partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of the Partnership’s assets in liquidation in accordance with the partnership agreement.

Net Income Per Unit

Net income per unit is determined by dividing net income, after deducting the amount of net income attributable to the non-controlling interest and the General Partner’s interest, by the weighted-average number of units outstanding during the period.

The General Partner’s and common unitholders’ interests in net income are calculated as if all net income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the Partnership’s board of directors to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

Pursuant to the Partnership agreement, allocations to partners are made on a quarterly basis.